Project debt, movement in project debt, split between cash and non-cash items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Project debt [Abstract]
Beginning balance	$ 5,475,208
Cash flow	(579,598)
Non-cash changes	195,504
Ending balance	$ 5,091,114